Document and Entity Information	Oct. 01, 2026
Cover [Abstract]
Entity Registrant Name	FAIR ISAAC CORP
Amendment Flag	false
Entity Central Index Key	0000814547
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-11689
Entity Tax Identification Number	94-1499887
Entity Address, Address Line One	5 West Mendenhall
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Bozeman
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59715
City Area Code	406
Local Phone Number	982-7276
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	FICO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false